19. Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	R$ 8,231,000	R$ 7,432,100
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	219,900	306,500
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	1,430,600	1,422,000
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	733,100	709,400
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	1,291,000	1,143,000
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	677,400	533,600
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	R$ 3,879,000	R$ 3,317,600